Note 11 Transition to International Financial Reporting	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Note 11 Transition to International Financial Reporting Standards

As stated in Note 2, these are the Company’s first financial statements prepared in accordance with IFRS.

The Accounting policies set out in Note 2 have been applied in preparing the financial statements for the six months ended June 30, 2011, the comparative information presented in these financial statements for the six months ended June 30, 2010 and in the preparation of an opening IFRS statement of financial position as at January 1, 2010 (the Company’s date of transition).

FIRST TIME ADOPTION OF IFRS

The Company has adopted IFRS on January 1, 2011 with a transition date of January 1, 2010. Under IFRS 1, “First Time Adoption of International Financial Reporting Standards”, the IFRS standards are applied retrospectively at the transition date with all adjustments to assets and liabilities as stated under GAAP taken to deficit, with IFRS providing certain optional and mandatory exemptions to this principle.

RECONCILIATION TO PREVIOUSLY REPORTED FINANCIAL STATEMENTS

The transition from Canadian GAAP to IFRS has no material import on the financial statements for the six months ended June 30, 2010 and the year ended December 31, 2010.